Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions
Amounts charged to unconsolidated joint ventures	$ 119,534,000	$ 125,306,000	$ 118,905,000
Amounts charged to properties owned by related parties	4,416,000	4,353,000	4,308,000
Interest income from SPG-FCM and TMLP loans, net of inter-entity eliminations	2,000,000	9,800,000	9,900,000
Development royalty and other fees	$ 15,500,000	$ 12,300,000	$ 10,800,000